Deferred government grant (Tables)	12 Months Ended
Mar. 31, 2022
Deferred government grant [Abstract]
Summary of detailed information about government grants

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Opening balance	848	758	10
Adjustment during the year	(58)	—	—
Disposal of subsidiary (refer Note 39)	—	(501)	(7)
Released to the statement of profit or loss	(32)	(32)	(0)
Total	758	225	3
Current	39	11	0
Non-current	719	214	3
	758	225	3